Expense Example {- Fidelity Total Bond K6 Fund} - 08.31 Fidelity Total Bond K6 Fund PRO-09 - Fidelity Total Bond K6 Fund - Fidelity Total Bond K6 Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381